Accounts Receivable, net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable, net

6. Accounts Receivable, net

Accounts receivable consists of the following:

	December 31,
	2024	2023
Gross accounts receivable	$4,339	$1,976
Less: Allowances	(222)	(170)
Accounts receivable	$4,117	$1,806

The following table represents a summary of the changes in allowances for the years ended December 31, 2024, 2023 and 2022:

	Years ended December 31,
	2024	2023	2022
Balance at the beginning of the fiscal year	$170	$160	$145
Charges to net sales and selling, general and administrative expenses	380	196	229
Deductions	(318)	(185)	(203)
Write offs	(10)	(1)	(11)
Balance at the end of the fiscal year	$222	$170	$160

Allowances include the reserves for allowance for estimated credit impairment losses, returns, early settlement discounts and rebates (where netting requirements are met).